Eaton Vance

International Small-Cap Fund

February 28, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
Australia — 5.3%
Bapcor, Ltd.	74,806	$394,516
Bravura Solutions, Ltd.	94,856	198,864
carsales.com, Ltd.	25,591	368,054
Dexus	33,737	231,430
Evolution Mining, Ltd.	42,994	137,564
Magellan Financial Group, Ltd.	4,302	143,741
Northern Star Resources, Ltd.	28,837	223,361
OZ Minerals, Ltd.	17,539	299,981
Regis Resources, Ltd.	66,452	158,600
Steadfast Group, Ltd.	51,097	157,994
Westgold Resources, Ltd.(1)	61,316	95,088
WiseTech Global, Ltd.	24,218	506,394

		$2,915,587

Austria — 1.3%
BAWAG Group AG(1)(2)	11,296	$583,162
CA Immobilien Anlagen AG	2,638	113,127

		$696,289

Belgium — 1.4%
KBC Ancora(1)	7,024	$280,156
VGP NV	2,885	498,307

		$778,463

Canada — 8.4%
Boyd Group Services, Inc.	2,098	$347,177
BRP, Inc.	6,160	445,083
CAE, Inc.	17,264	456,901
Granite Real Estate Investment Trust	7,947	455,238
Keyera Corp.	10,068	195,173
Killam Apartment Real Estate Investment Trust	35,640	502,982
Kirkland Lake Gold, Ltd.	4,368	142,854
Lundin Mining Corp.	29,784	340,997
Pan American Silver Corp.	5,462	180,479
Peyto Exploration & Development Corp.	87,186	408,320
Quebecor, Inc., Class B	21,725	561,647
Seven Generations Energy, Ltd., Class A(1)	47,482	313,413
TMX Group, Ltd.	3,221	307,496

		$4,657,760

China — 1.3%
China Meidong Auto Holdings, Ltd.	112,738	$428,432
CITIC Telecom International Holdings, Ltd.	925,549	299,564

		$727,996

Security	Shares	Value
Denmark — 0.5%
Topdanmark A/S	5,612	$263,368

		$263,368

Finland — 0.7%
Musti Group Oyj	11,691	$377,776

		$377,776

France — 0.6%
Rubis SCA	7,694	$353,185

		$353,185

Germany — 4.0%
Carl Zeiss Meditec AG	2,059	$309,313
Jenoptik AG	16,820	540,931
LEG Immobilien AG	2,285	311,758
Norma Group SE	11,420	541,730
Salzgitter AG(1)	2,371	70,847
TeamViewer AG(1)(2)	7,869	421,947

		$2,196,526

Ireland — 1.7%
Irish Residential Properties REIT PLC	238,349	$429,265
UDG Healthcare PLC	49,727	535,258

		$964,523

Israel — 0.8%
Amot Investments, Ltd.	85,585	$447,175

		$447,175

Italy — 6.6%
Amplifon SpA(1)	16,204	$644,551
Banca Farmafactoring SpA(1)(2)	105,226	689,879
DiaSorin SpA	1,745	342,100
FinecoBank Banca Fineco SpA(1)	21,874	383,651
Interpump Group SpA	16,600	760,629
MARR SpA(1)	19,092	434,379
Moncler SpA(1)	7,002	432,986

		$3,688,175

Japan — 25.6%
Asahi Co., Ltd.	13,580	$188,847
Chiba Bank, Ltd. (The)	42,245	270,555
Daiichikosho Co., Ltd.	7,498	299,906
FP Corp.	14,432	559,424
Fukuoka Financial Group, Inc.	15,741	284,379
Invesco Office J REIT, Inc.	4,783	784,220
Itochu Techno-Solutions Corp.	17,619	541,544
J. Front Retailing Co., Ltd.	47,023	453,446
Japan Lifeline Co., Ltd.	21,114	260,957

Security	Shares	Value
K’s Holdings Corp.	31,566	$423,421
Kewpie Corp.	16,965	367,428
Kose Corp.	2,271	365,041
Kuraray Co., Ltd.	45,717	514,626
Kyoritsu Maintenance Co., Ltd.	11,000	405,727
LaSalle Logiport REIT	227	343,018
Lion Corp.	25,207	483,829
Makita Corp.	9,514	406,733
Mitsui Fudosan Logistics Park, Inc.	72	350,599
Miura Co., Ltd.	11,409	593,556
Morinaga & Co., Ltd.	12,362	446,482
Nabtesco Corp.	14,522	619,673
Nohmi Bosai, Ltd.	27,705	563,631
Nomura Co., Ltd.	58,041	446,879
OSG Corp.	22,028	398,748
Penta-Ocean Construction Co., Ltd.	79,147	591,536
Sakata Seed Corp.	10,373	361,219
Sankyu, Inc.	12,113	507,445
Ship Healthcare Holdings, Inc.	12,045	668,463
Sumco Corp.	27,580	634,610
Tosei Corp.	47,300	446,240
Yamaha Corp.	10,471	587,001

		$14,169,183

Luxembourg — 0.3%
APERAM SA	4,186	$175,452

		$175,452

Netherlands — 4.3%
Aalberts NV	12,377	$577,985
BE Semiconductor Industries NV	7,549	569,595
Euronext NV(2)	4,028	432,806
IMCD NV	6,690	823,101

		$2,403,487

New Zealand — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	12,952	$275,419

		$275,419

Norway — 0.8%
SpareBank 1 SR-Bank ASA(1)	28,540	$328,700
TGS NOPEC Geophysical Co. ASA	6,108	96,008

		$424,708

Portugal — 0.4%
NOS SGPS SA	74,465	$249,083

		$249,083

Security	Shares	Value
Singapore — 0.4%
Frasers Logistics & Commercial Trust	237,358	$244,289

		$244,289

Spain — 1.5%
Acciona SA	1,754	$282,241
Inmobiliaria Colonial Socimi SA	57,611	559,457

		$841,698

Sweden — 6.5%
AddTech AB, Class B	53,444	$778,428
Boliden AB	7,900	312,867
Bravida Holding AB(2)	54,875	696,721
Indutrade AB(1)	36,848	841,052
Lagercrantz Group AB, Class B	61,958	516,845
SSAB AB, Class B(1)	28,260	111,048
Thule Group AB(1)(2)	8,368	349,322

		$3,606,283

Switzerland — 4.1%
Belimo Holding AG	39	$284,417
Bossard Holding AG, Class A	1,954	413,272
Cembra Money Bank AG	2,764	287,807
Galenica AG(2)	7,920	509,647
Logitech International SA	3,982	423,345
VZ Holding AG	4,038	337,638

		$2,256,126

United Kingdom — 18.7%
Abcam PLC	22,702	$536,914
Avast PLC(2)	67,832	437,749
Bellway PLC	4,912	192,531
Bodycote PLC	29,217	295,410
Cairn Energy PLC	79,358	211,572
Capital & Counties Properties PLC	186,686	440,955
Cranswick PLC	8,271	393,822
Dechra Pharmaceuticals PLC	14,667	702,634
Diploma PLC	23,855	773,499
First Derivatives PLC(1)	5,028	203,806
Games Workshop Group PLC	4,723	629,588
Grainger PLC	134,168	502,649
Greggs PLC(1)	13,100	380,872
Halma PLC	15,658	495,688
Howden Joinery Group PLC(1)	85,784	834,742
JTC PLC(2)	22,718	209,719
Judges Scientific PLC	5,522	462,090
Lancashire Holdings, Ltd.	38,974	334,564
Nomad Foods, Ltd.(1)	23,694	559,652
RWS Holdings PLC	82,930	700,560
Spirax-Sarco Engineering PLC	1,659	248,632
St. James’s Place PLC	24,813	409,266

Security	Shares	Value
WH Smith PLC	14,783	$394,248

		$10,351,162

United States — 0.6%
Autoliv, Inc.	3,751	$337,590

		$337,590

Total Common Stocks (identified cost $41,471,592)		$53,401,303

Exchange-Traded Funds — 3.7%

Security	Shares	Value
Equity Funds — 3.7%
iShares MSCI EAFE Small-Cap ETF	5,501	$386,170
iShares MSCI Hong Kong ETF	19,989	525,911
iShares MSCI Singapore ETF	15,573	343,696
iShares S&P/TSX SmallCap Index ETF	20,396	297,141
Vanguard MSCI Australian Small Companies Index ETF	10,162	497,762

Total Exchange-Traded Funds (identified cost $1,776,896)		$2,050,680

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	26,493	$26,493

Total Short-Term Investments (identified cost $26,493)		$26,493

Total Investments — 100.1% (identified cost $43,274,981)		$55,478,476

Other Assets, Less Liabilities — (0.1)%		$(48,625)

Net Assets — 100.0%		$55,429,851

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $4,330,952 or 7.8% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2021.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	24.2%	$13,400,916
Real Estate	12.0	6,660,709
Consumer Discretionary	11.6	6,421,386
Information Technology	10.9	6,054,949
Financials	10.3	5,704,881
Health Care	8.6	4,785,256
Consumer Staples	6.2	3,411,852
Materials	6.0	3,323,188
Exchange-Traded Funds	3.7	2,050,680
Communication Services	3.2	1,778,254
Energy	2.2	1,224,486
Utilities	1.1	635,426
Short-Term Investments	0.1	26,493

Total Investments	100.1%	$55,478,476

The Fund did not have any open derivative instruments at February 28, 2021.

At February 28, 2021, the value of the Fund’s investment in affiliated funds was $26,493, which represents 0.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended February 28, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$338,387	$4,514,309	$(4,826,203)	$—	$—	$26,493	$143	26,493

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$18,332,474		$—	$18,332,474
Developed Europe	559,652	29,066,652		—	29,626,304
Developed Middle East	—	447,175		—	447,175
North America	4,995,350	—		—	4,995,350
Total Common Stocks	$5,555,002	$47,846,301	*	$—	$53,401,303
Exchange-Traded Funds	$1,552,918	$497,762	*	$—	$2,050,680
Short-Term Investments	—	26,493		—	26,493
Total Investments	$7,107,920	$48,370,556		$—	$55,478,476

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.